Finance Liabilities (Annual Lease Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finance Liabilities
Year 1	$ 9,244
Year 2	9,606
Year 3	10,012
Year 4	10,438
Year 5	10,916
Year 6 and thereafter	87,718
Total finance liabilities	$ 137,934	$ 142,370